Pension and Postretirement Benefits - Multiemployer Plans (Detail) (Multiemployer Plans, Pension [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Multiemployer Plans [Line Items]
Contributions	$ 151	$ 226	$ 243
CWA/ITU Negotiated Pension Plan [Member]
Multiemployer Plans [Line Items]
EIN number	136212879
Plan number	001
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	13	9	8
Surcharge imposed	No
Expiration Dates of CBAs	Under negotiation
GCIU - Employer Retirement Benefit Plan [Member]
Multiemployer Plans [Line Items]
EIN number	916024903
Plan number	001
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	89	87	89
Surcharge imposed	No
Expiration Dates of CBAs	Nov. 14, 2014
Multiemployer plans, accrued balance	1,185
The Newspaper Guild International Pension Plan [Member]
Multiemployer Plans [Line Items]
EIN number	521082662
Plan number	001
Zone status	Red	Red
FIP/RP status, pending/implemented	Implemented
Contributions	$ 49	$ 130	$ 146
Surcharge imposed	No
Expiration Dates of CBAs	Sep. 30, 2014